Note 41 - Parenthetical Information Regulatory Capital (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital instruments phased out from 2013 to 2022 [Abstract]
Recognition cap	10.00%	20.00%
Buy-back of shares (in million shares) [Abstract]
Approval from the Annual General Meeting (AGM)		206,700,000
Of which: can be purchased by using derivatives		103,300,000
Included: derivatives with a maturity exceeding 18 months		41,300,000
Approval from the AGM of which can be purchased using call option	24,000,000.0
Shares purchased during the period	4,000,000.0
Buy-back of shares from 2020 AGM until 2021 AGM		28,700,000
Number of shares held in Treasury from buybacks as of the 2021 Annual General Meeting	700,000	3,700,000
Capital Instrumente [Abstract]
Authorized capital available to the Management Board in EUR million	€ 2,560.0
Authorized capital available to the Management Board in million shares	1,000,000,000
Conditional capital against cash in EUR mn.	€ 512.0
Conditional capital against cash in million shares	200,000,000
Additional conditional capital for equity compensation in EUR million	€ 51.2
Additional conditional capital for equity compensation in million shares	20,000,000
Authorized issuance of participatory notes and other Hybrid Debt Securities qualify as Additional Tier 1 capital with an equivalent value in EUR Million	€ 8,000.0
Hybrid Tier 1 capital instruments [Abstract]
Reduction at the beginning of each financial year (phase out)	10.00%
Reduction at the beginning of each financial year (phase out) in EUR million	€ 1,300.0
Eligible Additional Tier1 instruments in EUR million	8,900.0
Additional Tier 1 instruments recognized under fully loaded CRR/CRD 4 rules in EUR million	8,300.0
Of which: legacy Hybrid Tier 1 instruments recognizable during the transition period	600.0
Thereof: newly issued AT1 Notes	2,500.0
Notional amount of redeemed legacy Hybrid Tier 1 instrument (1) in U.S. Dollar million	500.0
Tier 2 capital instruments [Abstract]
Total Tier 2 capital instruments recognized during the transition period under CRR/CRD 4 in EUR million	7,400.0
Nominal value of Total Tier 2 capital instruments recognized during the transition period under CRR/CRD in EUR million	8,800.0
Tier 2 instruments recognized under fully loaded CRR/CRD 4 rules in EUR million	7,300.0
Nominal value of Tier 2 instruments recognized under fully loaded CRR/CRD rules in EURO million	8,700.0
Issued Tier 2 capital instruments (nominal value ) in USD million	1,250.0
Equivalent amount of issued Tier 2 capital instruments (nominal value ) in EURO million	1,100.0
Redeemed Tier 2 capital instruments (nominal value ) in EURO million	300.0
Of which: legacy Hybrid Tier 1 instruments recognizable during the transition period	600.0
Own Funds [Abstract]
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EUR million	1,100.0	€ 900.0
Including: capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures in EURO million	700.0	700.0
Minimum value commitments as per Article 36 Abs. 1 N CRR	17.0
CET 1 increase resulting from use of IFRS 9 transitional provision as per Article 473a of the CRR in EURO million	39.0	54.0
Capital deductions based on regular ECB review included in 2020 have been released	700.0
Reconciliation of shareholders equity to Own Funds [Abstract]
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EURO million	1,100.0	900.0
Including: negative amounts resulting from the calculation of expected loss amounts in EURO million	600.0	100.0
Including: capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures in EURO million	700.0	700.0
Minimum value commitments as per Article 36 Abs. 1 N CRR	17.0
CET 1 increase resulting from use of IFRS 9 transitional provision as per Article 473a of the CRR in EURO million	39.0	€ 54.0
Capital deductions based on regular ECB review included in 2020 have been released	€ 700.0